Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Generally (including in 2025), our Compensation Committee approves annual equity grants (such as RSUs and PSUs) to our executive officers at their first regularly scheduled meeting of the year, which is scheduled long in advance. Additionally in July 2025, our Compensation Committee approved mid-year equity grants to our executive officers, excluding the CEOs. We do not time material non-public information (MNPI) disclosure for purposes of affecting the value of executive compensation. The Board and Committee do not take MNPI into account when determining the timing and terms of awards. The Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like instruments.

Award Timing Method	Generally (including in 2025), our Compensation Committee approves annual equity grants (such as RSUs and PSUs) to our executive officers at their first regularly scheduled meeting of the year, which is scheduled long in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false